Payable Third-Party Loans - Schedule of Repayment Term (Details) ¥ in Thousands	6 Months Ended
Jun. 30, 2026 CNY (¥)
Schedule of Repayment Term [Line Items]
Principal amount	¥ 29,959
Loan 1 [Member]
Schedule of Repayment Term [Line Items]
Maturity date	Aug. 31, 2026
Principal amount	¥ 2,131
Loan 2 [Member]
Schedule of Repayment Term [Line Items]
Maturity date	Aug. 31, 2026
Principal amount	¥ 294
Loan 3 [Member]
Schedule of Repayment Term [Line Items]
Maturity date	Jul. 31, 2026
Principal amount	¥ 484
Loan 4 [Member]
Schedule of Repayment Term [Line Items]
Maturity date	Jan. 31, 2027
Principal amount	¥ 633
Loan 5 [Member]
Schedule of Repayment Term [Line Items]
Maturity date	Feb. 14, 2027
Principal amount	¥ 570
Loan 6 [Member]
Schedule of Repayment Term [Line Items]
Maturity date	Sep. 30, 2026
Principal amount	¥ 243
Loan 7 [Member]
Schedule of Repayment Term [Line Items]
Maturity date	Oct. 31, 2026
Principal amount	¥ 681
Loan 8 [Member]
Schedule of Repayment Term [Line Items]
Maturity date	Nov. 30, 2026
Principal amount	¥ 795
Loan 9 [Member]
Schedule of Repayment Term [Line Items]
Maturity date	Nov. 30, 2026
Principal amount	¥ 95
Loan 10 [Member]
Schedule of Repayment Term [Line Items]
Maturity date	Feb. 29, 2028
Principal amount	¥ 24,033